Restructuring - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended			24 Months Ended	36 Months Ended
	Dec. 31, 2014 growth_driver	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring liability		$ 14,667	$ 27,590		$ 14,667	$ 14,667
Reduction in costs, share-based compensation forfeitures		(34,442)	(28,288)	$ (23,761)
Disposals of goodwill		0	2,650
Number of growth drivers | growth_driver	5
Cost of sales
Restructuring Cost and Reserve [Line Items]
Reduction in costs, share-based compensation forfeitures		(2,641)	(2,553)	(2,177)
Asset Impairments & Disposals
Restructuring Cost and Reserve [Line Items]
Restructuring charges			10,900
Asset Impairments & Disposals | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges			100
Fixed Asset Abandonment
Restructuring Cost and Reserve [Line Items]
Asset impairment charges			10,900	3,100
2017 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred		13,800			13,800	13,800
Restructuring liability		10,807			10,807	10,807
2017 Restructuring | Accrued liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring liability		10,800			10,800	10,800
2017 Restructuring | Cost of sales
Restructuring Cost and Reserve [Line Items]
Inventory write-offs		3,000
2017 Restructuring | Minimum
Restructuring Cost and Reserve [Line Items]
Expected restructuring costs		22,800			22,800	22,800
Expected restructuring costs remaining		9,000			9,000	9,000
2017 Restructuring | Maximum
Restructuring Cost and Reserve [Line Items]
Expected restructuring costs		24,800			24,800	24,800
Expected restructuring costs remaining		11,000			11,000	11,000
2016 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring liability		6,412	32,305		6,412	6,412
Restructuring charges		19,740	79,099		98,839
Disposals of goodwill			2,600
2016 Restructuring | Hombrechtikon Systems Engineering AG
Restructuring Cost and Reserve [Line Items]
Impairment of equity method investment			8,300
2016 Restructuring | Accrued liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring liability		5,600	27,600		5,600	5,600
2016 Restructuring | Other noncurrent liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring liability		800	4,700		800	800
2016 Restructuring | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges		1,379	11,960
2016 Restructuring | Other expense, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges			10,946
2016 Restructuring | Forfeitures of Share-Base Compensation
Restructuring Cost and Reserve [Line Items]
Reduction in costs, share-based compensation forfeitures		700	2,000
2016 Restructuring | Asset Impairments & Disposals
Restructuring Cost and Reserve [Line Items]
Asset impairment charges			21,400
Restructuring charges		0	44,399		44,399
2016 Restructuring | Asset Impairments & Disposals | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0	10,490
2016 Restructuring | Asset Impairments & Disposals | Other expense, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges			10,946
2016 Restructuring | Fixed Asset Abandonment
Restructuring Cost and Reserve [Line Items]
Asset impairment charges			10,900
2016 Restructuring | Prepaid Contract Write-Off
Restructuring Cost and Reserve [Line Items]
Asset impairment charges			1,100
2014 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring liability		$ 0	$ 4,111	$ 14,620	$ 0	0
Restructuring charges						$ 0